COMMITMENTS AND CONTINGENT LIABILITIES (Commissions and Royalty Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd [Member]
Commissions arrangements:
Commission expenses	$ 701	$ 626	$ 750
Royalty commitments:
Royalty expense	202	460	328
TAT Technologies Ltd [Member] | Minimum [Member]
Commissions arrangements:
Percentage rate paid to sales agents for marketing commissions	1.00%
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	9.00%
TAT Technologies Ltd [Member] | Maximum [Member]
Commissions arrangements:
Percentage rate paid to sales agents for marketing commissions	12.00%
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	17.00%
Limco Piedmont Inc [Member]
Royalty commitments:
Royalty expense	232	201	111
Limco Piedmont Inc [Member] | Minimum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	3.00%
Royalties percentage rate for sales of additional products developed by third parties	1.50%
Limco Piedmont Inc [Member] | Maximum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	5.00%
Royalties percentage rate for sales of additional products developed by third parties	10.00%
Bental Industries Ltd. [Member]
Royalty commitments:
Amount of royalty bearing grants due to the Chief Scientist	$ 86	$ 82
Bental Industries Ltd. [Member] | Minimum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	2.00%
Bental Industries Ltd. [Member] | Maximum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	3.50%